Segment Information - Additional Information (Detail)	12 Months Ended
Mar. 31, 2026 Segments
Segment Reporting Information [Line Items]
Number of Reportable Segments	10
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	srt:ChiefExecutiveOfficerMember
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	regularly reviews the amounts equivalent to income before income taxes attributable to ORIX Corporation Shareholders for each business segment with available financial information in order to allocate resources and assess performance.